Use of estimates and critical accounting judgements - CGU (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Dec. 31, 2016	Oct. 01, 2016
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Period over which management has projected cash flows for impairment analysis	3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast	7 years
Goodwill	€ 5,248		€ 5,724
IP/Optical Networks
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Discount rate applied to cash flow projections		9.30%		8.90%
Goodwill	1,847		1,970
Mobile Networks
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Discount rate applied to cash flow projections		8.90%		9.20%
Goodwill	€ 950		€ 2,298